EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
EXPENSES BY NATURE

24.  EXPENSES BY NATURE

The following table presents GFL’s expenses by nature for the periods indicated:

	December 31, 2022	December 31, 2021(1)
Employee benefits	$2,011.3	$1,557.3
Transfer and disposal costs	1,415.2	1,085.9
Interest and other finance costs	489.3	432.5
Depreciation of property and equipment	1,003.9	911.9
Amortization of intangible assets	515.6	457.6
Other expense	725.9	519.4
Transaction costs	55.0	64.2
Acquisition, rebranding and other integration costs	25.8	25.1
Maintenance and repairs	480.9	340.2
Fuel costs	405.4	222.9
Loss on foreign exchange	217.7	16.2
Share-based payments	55.1	41.1
Loss on sale of property and equipment	4.7	2.2
Gain on divestiture	(4.9)	(153.3)
Mark-to-market loss on Purchase Contracts	(266.8)	349.6
Impairment and other	7.2	—
Total expenses by nature	$7,141.3	$5,872.8

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.